Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Pay Versus Performance Disclosure
In accordance with rules adopted by the SEC pursuant to the Dodd-Frank Act, we provide the following disclosure regarding executive compensation for our principal executive officers (“PEOs”) and Non-PEO NEOs and Company performance for the fiscal years listed below. The Compensation Committee did not consider the pay versus performance disclosure below in making its pay decisions for any of the years shown.
Year	Summary compensation table total for PEO (Mark Pruzanski)(1) ($)	Summary compensation table total for PEO (Jerome Durso)(1) ($)	Compensation actually paid to PEO (Mark Pruzanski)(1)(2)(3) ($)	Compensation actually paid to PEO (Jerome Durso)(1)(2)(3) ($)	Average summary compensation table total for Non-PEO NEOs(1) ($)	Average compensation actually paid to Non-PEO NEOs(1)(2)(3) ($)	Value of initial fixed $100 investment based on:(4)		Net Income ($ thousands)	Relative TSR Percentile Rank(5)
							TSR ($)	Peer Group TSR ($)
(a)	(b)	(b)	(c)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2022	—	4,455,463	—	3,021,702	1,412,607	1,057,033	9.98	113.65	221,816	66th percentile
2021	—	7,870,354	—	4,188,569	2,407,933	1,453,145	13.15	126.45	(91,426)	33rd percentile
2020	6,427,005	—	(7,011,160)	—	2,483,654	(2,670,814)	19.93	126.42	(274,880)	1st percentile

(1)
Mark Pruzanski was our PEO from the Company’s inception to December 31, 2020. Jerome Durso has been our PEO since January 1, 2021. The individuals comprising the Non-PEO NEOs for each year presented are listed below.

2020	2021	2022
Jerome Durso	Andrew Saik	Andrew Saik
Sandip Kapadia	Sandip Kapadia	Michelle Berrey
Richard Kim	Rocco Venezia	Linda Richardson
Lisa Bright	Jared Freedberg	Jared Freedberg
Ryan Sullivan	Michelle Berrey
Christian Weyer	Gail Cawkwell

(2)
The amounts shown for Compensation Actually Paid have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually earned, realized, or received by the Company’s NEOs. These amounts reflect the Summary Compensation Table Total with certain adjustments as described in footnote 3 below.

(3)
Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEOs and the Non-PEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards and Option Awards column are the totals from the Stock Awards and Option Awards columns set forth in the Summary Compensation Table.

Year	Summary Compensation Table Total for Mark Pruzanski ($)	Exclusion of Stock Awards and Option Awards for Mark Pruzanski ($)	Inclusion of Equity Values for Mark Pruzanski ($)	Compensation Actually Paid to Mark Pruzanski ($)
2020	6,427,005	(5,129,500)	(8,308,665)	(7,011,160)
Year	Summary Compensation Table Total for Jerome Durso ($)	Exclusion of Stock Awards and Option Awards for Jerome Durso ($)	Inclusion of Equity Values for Jerome Durso ($)	Compensation Actually Paid to Jerome Durso ($)
2022	4,455,463	(3,082,978)	1,649,217	3,021,702
2021	7,870,354	(6,709,665)	3,027,880	4,188,569
Year	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Exclusion of Stock Awards and Option Awards for Non-PEO NEOs ($)	Average Inclusion of Equity Values for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2022	1,412,607	(499,099)	143,525	1,057,033
2021	2,407,933	(1,749,813)	795,025	1,453,145
2020	2,483,654	(1,765,912)	(3,388,556)	(2,670,814)
The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables:
Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Mark Pruzanski ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Mark Pruzanski ($)	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Mark Pruzanski ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Mark Pruzanski ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Mark Pruzanski ($)	Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included for Mark Pruzanski ($)	Total — Inclusion of Equity Values for Mark Pruzanski ($)
2020	1,237,142	(4,631,093)	243,359	(5,158,073)	—	—	(8,308,665)
Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Jerome Durso ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Jerome Durso ($)	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Jerome Durso ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Jerome Durso ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Jerome Durso ($)	Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included for Jerome Durso ($)	Total — Inclusion of Equity Values for Jerome Durso ($)
2022	2,360,592	(832,716)	221,501	(100,160)	—	—	1,649,217
2021	3,080,047	(282,100)	336,351	(106,418)	—	—	3,027,880
Year	Average Year- End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non- PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs ($)	Average Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non-PEO NEOs ($)	Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Non-PEO NEOs ($)	Average Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included for Non-PEO NEOs ($)	Total — Average Inclusion of Equity Values for Non-PEO NEOs ($)
2022	358,021	(207,275)	63,960	(71,181)	—	—	143,525
2021	887,336	(27,614)	19,577	(15,546)	(68,728)	—	795,025
2020	220,171	(1,490,284)	63,097	(771,846)	(1,409,694)	—	(3,388,556)

(4)
The Peer Group TSR set forth in this table utilizes the NASDAQ Biotechnology Index, which we also use in the stock price performance graph required by Item 201(e) of Regulation S-K included in our Annual Report on Form 10-K for the year ended December 31, 2022. The comparison assumes $100 was invested for the period starting December 31, 2019, through the end of the listed year in the Company and in the NASDAQ Biotechnology Index, respectively. Historical investment performance is not necessarily indicative of future investment performance.

(5)
We determined Relative TSR Percentile Rank, relative to the S&P Biotechnology Select Industry Index, to be the most important financial performance measure used to link Company performance to Compensation Actually Paid to our PEO and Non-PEO NEOs in 2022. Relative TSR Percentile Rank may not have been the most important financial performance measure for years 2021 and 2020 and we may determine a different financial performance measure to be the most important financial performance measure in future years.

Company Selected Measure Name	Relative TSR Percentile Rank
Named Executive Officers, Footnote [Text Block]
(1)
Mark Pruzanski was our PEO from the Company’s inception to December 31, 2020. Jerome Durso has been our PEO since January 1, 2021. The individuals comprising the Non-PEO NEOs for each year presented are listed below.

2020	2021	2022
Jerome Durso	Andrew Saik	Andrew Saik
Sandip Kapadia	Sandip Kapadia	Michelle Berrey
Richard Kim	Rocco Venezia	Linda Richardson
Lisa Bright	Jared Freedberg	Jared Freedberg
Ryan Sullivan	Michelle Berrey
Christian Weyer	Gail Cawkwell

Peer Group Issuers, Footnote [Text Block]
(4)
The Peer Group TSR set forth in this table utilizes the NASDAQ Biotechnology Index, which we also use in the stock price performance graph required by Item 201(e) of Regulation S-K included in our Annual Report on Form 10-K for the year ended December 31, 2022. The comparison assumes $100 was invested for the period starting December 31, 2019, through the end of the listed year in the Company and in the NASDAQ Biotechnology Index, respectively. Historical investment performance is not necessarily indicative of future investment performance.

Adjustment To PEO Compensation, Footnote [Text Block]
(3)
Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEOs and the Non-PEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards and Option Awards column are the totals from the Stock Awards and Option Awards columns set forth in the Summary Compensation Table.

Year	Summary Compensation Table Total for Mark Pruzanski ($)	Exclusion of Stock Awards and Option Awards for Mark Pruzanski ($)	Inclusion of Equity Values for Mark Pruzanski ($)	Compensation Actually Paid to Mark Pruzanski ($)
2020	6,427,005	(5,129,500)	(8,308,665)	(7,011,160)
Year	Summary Compensation Table Total for Jerome Durso ($)	Exclusion of Stock Awards and Option Awards for Jerome Durso ($)	Inclusion of Equity Values for Jerome Durso ($)	Compensation Actually Paid to Jerome Durso ($)
2022	4,455,463	(3,082,978)	1,649,217	3,021,702
2021	7,870,354	(6,709,665)	3,027,880	4,188,569
The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables:
Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Mark Pruzanski ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Mark Pruzanski ($)	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Mark Pruzanski ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Mark Pruzanski ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Mark Pruzanski ($)	Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included for Mark Pruzanski ($)	Total — Inclusion of Equity Values for Mark Pruzanski ($)
2020	1,237,142	(4,631,093)	243,359	(5,158,073)	—	—	(8,308,665)
Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Jerome Durso ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Jerome Durso ($)	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Jerome Durso ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Jerome Durso ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Jerome Durso ($)	Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included for Jerome Durso ($)	Total — Inclusion of Equity Values for Jerome Durso ($)
2022	2,360,592	(832,716)	221,501	(100,160)	—	—	1,649,217
2021	3,080,047	(282,100)	336,351	(106,418)	—	—	3,027,880

Non-PEO NEO Average Total Compensation Amount	$ 1,412,607	$ 2,407,933	$ 2,483,654
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,057,033	1,453,145	(2,670,814)
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
(3)
Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEOs and the Non-PEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards and Option Awards column are the totals from the Stock Awards and Option Awards columns set forth in the Summary Compensation Table.
Year	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Exclusion of Stock Awards and Option Awards for Non-PEO NEOs ($)	Average Inclusion of Equity Values for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2022	1,412,607	(499,099)	143,525	1,057,033
2021	2,407,933	(1,749,813)	795,025	1,453,145
2020	2,483,654	(1,765,912)	(3,388,556)	(2,670,814)
Year	Average Year- End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non- PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs ($)	Average Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non-PEO NEOs ($)	Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Non-PEO NEOs ($)	Average Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included for Non-PEO NEOs ($)	Total — Average Inclusion of Equity Values for Non-PEO NEOs ($)
2022	358,021	(207,275)	63,960	(71,181)	—	—	143,525
2021	887,336	(27,614)	19,577	(15,546)	(68,728)	—	795,025
2020	220,171	(1,490,284)	63,097	(771,846)	(1,409,694)	—	(3,388,556)

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Relationship Between PEO and Non-PEO NEO Compensation Actually Paid and Total Shareholder Return (“TSR”) of the Company and the Peer Group
The following chart sets forth the relationship between Compensation Actually Paid to our PEOs, the average of Compensation Actually Paid to our Non-PEO NEOs, and the cumulative TSR of the Company and the NASDAQ Biotechnology Index over the three most recently completed fiscal years.

Compensation Actually Paid vs. Net Income [Text Block]
Relationship Between PEO and Non-PEO NEO Compensation Actually Paid and Net Income
The following chart sets forth the relationship between Compensation Actually Paid to our PEOs, the average of Compensation Actually Paid to our Non-PEO NEOs, and our Net Income during the three most recently completed fiscal years.

Compensation Actually Paid vs. Company Selected Measure [Text Block]
Relationship Between PEO and Non-PEO NEO Compensation Actually Paid and Relative TSR Percentile Rank
The following chart sets forth the relationship between Compensation Actually Paid to our PEOs, the average of Compensation Actually Paid to our Non-PEO NEOs, and our Relative TSR Percentile Rank during the three most recently completed fiscal years.

Tabular List [Table Text Block]
Tabular List of Most Important Financial Performance Measures
The following table presents the financial performance measures that the Company considers to have been the most important in linking Compensation Actually Paid to our PEOs and other Non-PEO NEOs for 2022 to Company performance. The measures in this table are not ranked.
Relative TSR Percentile Rank
Revenue
Net Income
Stock Price
Total Shareholder Return (“TSR”)

Total Shareholder Return Amount	$ 9.98	13.15	19.93
Peer Group Total Shareholder Return Amount	113.65	126.45	126.42
Net Income (Loss)	$ 221,816,000	$ (91,426,000)	$ (274,880,000)
Company Selected Measure Amount	66	33	1
PEO Name	Jerome Durso
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Relative TSR Percentile Rank
Non-GAAP Measure Description [Text Block]
(5)
We determined Relative TSR Percentile Rank, relative to the S&P Biotechnology Select Industry Index, to be the most important financial performance measure used to link Company performance to Compensation Actually Paid to our PEO and Non-PEO NEOs in 2022. Relative TSR Percentile Rank may not have been the most important financial performance measure for years 2021 and 2020 and we may determine a different financial performance measure to be the most important financial performance measure in future years.

Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Revenue
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Net Income
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	Stock Price
Measure [Axis]: 5
Pay vs Performance Disclosure [Table]
Measure Name	Total Shareholder Return (“TSR”)
Jerome Durso [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	$ 4,455,463	$ 7,870,354
PEO Actually Paid Compensation Amount	3,021,702	4,188,569
Jerome Durso [Member] | Exclusion of Stock Awards and Option Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(3,082,978)	(6,709,665)
Jerome Durso [Member] | Inclusion of Equity Values [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,649,217	3,027,880
Jerome Durso [Member] | Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	2,360,592	3,080,047
Jerome Durso [Member] | Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(832,716)	(282,100)
Jerome Durso [Member] | Change In Fair Value As Of Vesting Date Of Awards Vested During Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	221,501	336,351
Jerome Durso [Member] | Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(100,160)	(106,418)
Mark Pruzanski [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount			$ 6,427,005
PEO Actually Paid Compensation Amount			(7,011,160)
Mark Pruzanski [Member] | Exclusion of Stock Awards and Option Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(5,129,500)
Mark Pruzanski [Member] | Inclusion of Equity Values [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(8,308,665)
Mark Pruzanski [Member] | Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			1,237,142
Mark Pruzanski [Member] | Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(4,631,093)
Mark Pruzanski [Member] | Change In Fair Value As Of Vesting Date Of Awards Vested During Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			243,359
Mark Pruzanski [Member] | Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(5,158,073)
Non-PEO NEO [Member] | Exclusion of Stock Awards and Option Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(499,099)	(1,749,813)	(1,765,912)
Non-PEO NEO [Member] | Inclusion of Equity Values [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	143,525	795,025	(3,388,556)
Non-PEO NEO [Member] | Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	358,021	887,336	220,171
Non-PEO NEO [Member] | Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(207,275)	(27,614)	(1,490,284)
Non-PEO NEO [Member] | Change In Fair Value As Of Vesting Date Of Awards Vested During Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	63,960	19,577	63,097
Non-PEO NEO [Member] | Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (71,181)	(15,546)	(771,846)
Non-PEO NEO [Member] | Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		$ (1,409,694)	$ (68,728)